ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 4, 2016	William M. Beaudoin
T +1 617 854 2337
F +1 617 235 9923
William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I
File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 26, 2016 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG FQ Global Risk-Balanced Fund, dated March 1, 2016;

(ii)	Prospectus for AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG TimesSquare All Cap Growth Fund, AMG Managers Real Estate Securities Fund and AMG GW&K Core Bond Fund, dated March 1, 2016;

(iii)	Statement of Additional Information for AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG FQ Global Risk-Balanced Fund, dated March 1, 2016; and

(iv)	Statement of Additional Information for AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG TimesSquare All Cap Growth Fund, AMG Managers Real Estate Securities Fund and AMG GW&K Core Bond Fund, dated March 1, 2016.

March 4, 2016

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin